Income Tax (Income)/ Expense (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax (Income)/ Expense [Textual)
Tax rate effect of tax losses	25.00%	25.00%	25.00%
Applicable tax rate	16.50%
Hongri Fujian and Anhui Kai Xin [Member]
Income Tax (Income)/ Expense [Textual)
Tax rate effect of tax losses	25.00%